Receivables (Tables)	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of receivables
	June 30, 2020	December 31, 2019
Credit card payments in process of settlement	$904,658	$406,838
Vendor rebates receivable	1,050,477	1,455,248
Total	$1,955,076	$1,862,086